Revenue and Expenses - Other Income Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Continuing And Discontinued Operations [Line Items]
Other operating income	€ 625		€ 428	€ 478
Gain on disposal of businesses	47		24	205
Capital gains arising from sale and leaseback transactions	17		105	€ 381
Colombia Telecomunicaciones S.A. ESP BIC And Colombia Móvil S.A. ESP
Continuing And Discontinued Operations [Line Items]
Gain on disposal of businesses	47
Opal Jvco Limited (nexfibre)
Continuing And Discontinued Operations [Line Items]
Capital gain (loss)			20
Republic of Colombia
Continuing And Discontinued Operations [Line Items]
Other operating income	€ 358	$ 380
Telefonica Colombia | KKR Alameda Aggregator L.P. | Alamo HoldCo S.L. (Onnet Fibra Colombia)
Continuing And Discontinued Operations [Line Items]
Gains (losses) on disposals of property, plant and equipment			€ 162